OTHER ASSETS (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Oct. 05, 2015	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Business Combination, Separately Recognized Transactions [Line Items]
Investments in non-consolidated affiliates		$ 25.6	$ 25.6	$ 24.1	$ 25.0
Deferred debt issuance costs		2.9	2.9	9.0	3.3
Long term receivable from the sale of an equity method investment		0.0	0.0	3.8	0.0
Tax-Related Receivable, Noncurrent		18.2	18.2	1.5	1.5
Interest rate swaps		3.7	3.7	0.0	0.0
Supply Contracts		518.8	518.8	0.0	406.5
Other		19.4	19.4	16.4	18.3
Other assets		588.6	588.6	54.8	$ 454.6
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Ethylene Asset	$ 416.1
2017 Supply Contract Payment		210.0
Payments under long-term supply contract			85.0	$ 0.0
2016 Q3 Power Supply Contract Payment		90.0	90.0
Amortization of Supply Contracts		4.4	$ 8.7
Minimum
Business Combination, Separately Recognized Transactions [Line Items]
2020 Supply Contract Payment		425.0
Maximum
Business Combination, Separately Recognized Transactions [Line Items]
2020 Supply Contract Payment		$ 465.0
DCP Business
Business Combination, Separately Recognized Transactions [Line Items]
Up-front payments under the ethylene agreements	$ 433.5